Related Party Balance and Transactions - Schedule of Due to Related Parties (Details) - USD ($)		Mar. 31, 2025	Mar. 31, 2024
Mr. Ngo Chiu Lam [Member]
Due to related parties
Due to related parties	[1]	$ 617,944	$ 203,990
KC-CRFG JV [Member]
Due to related parties
Due to related parties	[1]	184,019	91,719
KC-Glory JV [Member]
Due to related parties
Due to related parties	[1]	320,278	318,436
KC-Geotech JV [Member]
Due to related parties
Due to related parties	[1]	237,783	242,870
Related Party [Member]
Due to related parties
Due to related parties		$ 1,360,024	$ 857,015

[1]	The balance represented the advances from the director. Amounts due to joint ventures are for operation purpose. All amounts were unsecured, interest-free and repayable on demand.